UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue - 26th Floor
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                               New York, NY 10022
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Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Zankel
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Title:     Managing Member of General Partner
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Phone:
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Signature, Place, and Date of Signing:

         /s/ Arthur Zankel          New York, New York            02/14/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            18
                                               -------------

Form 13F Information Table Value Total:           $185,724
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ARCHSTONE-SMITH TRUST             COM            039583109  17,429   662,700  SH        SOLE                 662,700   0        0
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ARDEN RLTY GROUP INC              COM            039793104  15,325   578,300  SH        SOLE                 578,300   0        0
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AVALONBAY CMNTYS INC              COM            053484101   8,431   178,200  SH        SOLE                 178,200   0        0
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC             COM            101121101   3,116    82,000  SH        SOLE                  82,000   0        0
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EQUITY OFFICE PROPERTIES TRUST    COM            294741103  14,315   475,889  SH        SOLE                 475,889   0        0
-----------------------------------------------------------------------------------------------------------------------------------
GABLES RESIDENTIAL TR             SH BEN INT     362418105  14,297   483,000  SH        SOLE                 483,000   0        0
-----------------------------------------------------------------------------------------------------------------------------------
KILROY RLTY CORP                  COM            49427F108     299    11,400  SH        SOLE                  11,400   0        0
-----------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP               COM            554489104  13,636   439,600  SH        SOLE                 439,600   0        0
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PROLOGIS TRUST                    COM            743410102   2,875   133,663  SH        SOLE                  43,992   0        0
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PUBLIC STORAGE INC                COM            74460D109     391    11,700  SH        SOLE                  11,700   0        0
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RECKSON ASSOCS RLTY CORP          CL B           75621K304      51     2,000  SH        SOLE                   2,000   0        0
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RECKSON ASSOCS RLTY CORP          COM            75621K106  20,031   857,500  SH        SOLE                 857,500   0        0
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SECURITY CAP GROUP INC            CL A           81413P105  21,554    17,016  SH        SOLE                  17,016   0        0
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SECURITY CAP GROUP INC            CL B           81413P204  12,903   508,602  SH        SOLE                 508,602   0        0
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SHURGARD STORAGE CTRS INC         COM            82567D104   7,034    219,800 SH        SOLE                 219,800   0        0
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SUMMIT PPTYS INC                  COM            866239106  17,224   688,400  SH        SOLE                 688,400   0        0
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TRIZEC HAHN CORP                  SUB VTG        896938107   6,517   415,100  SH        SOLE                 415,100   0        0
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VORNADO REALTY TRUST              COM            929042109  10,296   247,500  SH        SOLE                 247,500   0        0
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